VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 3.0%
ANZ Group Holdings Ltd. 9,825 $ 173,818
Westpac Banking Corp. 23,084 360,643
534,461
Belgium : 2.0%
Anheuser-Busch InBev SA 5,539 357,759
Underline
Brazil : 1.9%
Ambev SA * 118,200 332,190
Underline
Canada : 0.9%
BRP, Inc. 2,082 149,716
Underline
China : 8.9%
Alibaba Group Holding Ltd.
(HKD) 33,500 322,688
Baidu, Inc. (HKD) * 20,800 309,625
Inner Mongolia Yili Industrial
Group Co. Ltd. 44,900 168,744
Luzhou Laojiao Co. Ltd. 6,200 156,524
Tencent Holdings Ltd. (HKD) 8,200 309,588
Wuliangye Yibin Co. Ltd. 8,200 161,674
Yum China Holdings, Inc.
(USD) 2,874 121,944
1,550,787
Denmark : 1.2%
Chr. Hansen Holding A/S 2,514 210,978
Underline
France : 6.8%
Airbus SE 2,274 351,529
Edenred SE 2,947 176,474
Safran SA 1,930 340,495
Sanofi SA 3,292 327,343
1,195,841
Germany : 1.7%
Bayer AG 3,071 114,018
GEA Group AG 4,407 183,334
297,352
Japan : 4.0%
Daifuku Co. Ltd. 17,400 350,903
Harmonic Drive Systems,
Inc. † 5,900 173,614
Kao Corp. 4,200 172,668
697,185
Netherlands : 2.2%
ASML Holding NV 510 385,237
Underline
Singapore : 1.9%
Singapore Exchange Ltd. 45,900 341,636
Underline
Sweden : 4.4%
Assa Abloy AB 13,957 402,556
Elekta AB 44,998 368,833
771,389
Switzerland : 2.0%
Cie Financiere Richemont SA 1,276 176,120
Julius Baer Group Ltd. 3,201 179,442
355,562
Taiwan : 2.1%
Taiwan Semiconductor
Manufacturing Co. Ltd. 19,000 364,259
Underline
Number
of Shares Value
United Kingdom : 8.9%
Experian Plc 8,950 $ 365,161
GSK Plc 17,955 331,653
Imperial Brands Plc 14,768 340,114
London Stock Exchange
Group Plc 3,074 363,425
Unilever Plc 3,249 157,306
1,557,659
United States : 48.0%
Agilent Technologies, Inc. 1,413 196,449
Allegion plc 3,142 398,060
Alphabet, Inc. * 1,272 177,686
Berkshire Hathaway, Inc. * 469 167,274
Biogen, Inc. * 636 164,578
BlackRock, Inc. 240 194,832
Comcast Corp. 7,603 333,392
Constellation Brands, Inc. 1,342 324,428
Ecolab, Inc. 1,796 356,237
Emerson Electric Co. 3,569 347,371
Equifax, Inc. 1,572 388,740
Fortinet, Inc. * 2,741 160,431
Gilead Sciences, Inc. 4,257 344,860
Intercontinental Exchange,
Inc. 1,463 187,893
MarketAxess Holdings, Inc. 1,336 391,248
Masco Corp. 2,965 198,596
Medtronic Plc 4,106 338,252
Microchip Technology, Inc. 2,125 191,632
NIKE, Inc. 3,130 339,824
Philip Morris International,
Inc. 1,751 164,734
Polaris, Inc. 1,508 142,913
Rockwell Automation, Inc. 595 184,736
Roper Technologies, Inc. 333 181,542
RTX Corp. 2,177 183,173
State Street Corp. 2,355 182,418
Teradyne, Inc. 3,543 384,486
The Bank of New York
Mellon Corp. 7,203 374,916
TransUnion 2,689 184,761
Tyler Technologies, Inc. * 409 171,011
Veeva Systems, Inc. * 927 178,466
Walt Disney Co. 1,808 163,244
Wells Fargo & Co. 7,561 372,152
Zimmer Biomet Holdings,
Inc. 2,782 338,569
8,408,904
Total Common Stocks
(Cost: $15,917,084) 17,510,915
Total Investments: 99.9%
(Cost: $15,917,084) 17,510,915
Other assets less liabilities: 0.1% 11,847
NET ASSETS: 100.0% $ 17,522,762

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,795.
Summary of Investments by Sector
% of
Investments Value
Industrials 23.2% $ 4,053,027
Financials 19.8 3,466,171
Health Care 15.4 2,703,021
Consumer Staples 13.4 2,336,143
Information Technology 10.5 1,838,598
Communication Services 7.4 1,293,534
Consumer Discretionary 7.1 1,253,206
Materials 3.2 567,215
100.0% $ 17,510,915